UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 4/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2009 (Unaudited)

DWS Target 2010 Fund

	Shares	Value ($)

Common Stocks 9.5%
Consumer Discretionary 0.9%
Auto Components 0.1%
TRW Automotive Holdings Corp.*	900	7,758
WABCO Holdings, Inc.	700	11,193

		18,951
Hotels Restaurants & Leisure 0.2%
McDonald's Corp.	863	45,989
Yum! Brands, Inc.	500	16,675

		62,664
Household Durables 0.1%
D.R. Horton, Inc.	600	7,830

Garmin Ltd.	600	15,114

		22,944
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	200	16,104
Liberty Media Corp. - Interactive "A"*	2,000	10,600

		26,704
Media 0.3%
CBS Corp. "B"	1,100	7,744
Comcast Corp. "A"	2,900	44,834
Time Warner Cable, Inc.	1,076	34,680
Time Warner, Inc.	1,100	24,013

		111,271
Multiline Retail 0.0%
Macy's, Inc.	100	1,368
Specialty Retail 0.1%
Barnes & Noble, Inc.	100	2,612
Ross Stores, Inc.	800	30,352
TJX Companies, Inc.	100	2,797

		35,761
Textiles, Apparel & Luxury Goods 0.0%
Jones Apparel Group, Inc.	1,300	12,012
Consumer Staples 1.2%
Food & Staples Retailing 0.4%
Safeway, Inc.	700	13,825
Sysco Corp.	1,216	28,369
Wal-Mart Stores, Inc.	1,746	87,999

		130,193
Food Products 0.3%
Archer-Daniels-Midland Co.	2,100	51,702
Bunge Ltd.	700	33,607

		85,309
Household Products 0.2%
Colgate-Palmolive Co.	600	35,400
Kimberly-Clark Corp.	400	19,656
Procter & Gamble Co.	202	9,987

		65,043
Personal Products 0.0%
Herbalife Ltd.	400	7,928
Tobacco 0.3%
Altria Group, Inc.	1,005	16,411
Lorillard, Inc.	800	50,504
Philip Morris International, Inc.	400	14,480

		81,395
Energy 1.1%
Energy Equipment & Services 0.2%
Cameron International Corp.*	400	10,232
Diamond Offshore Drilling, Inc.	500	36,205
Key Energy Services, Inc.*	900	3,951
Rowan Companies, Inc.	800	12,488
Tidewater, Inc.	200	8,650

		71,526
Oil, Gas & Consumable Fuels 0.9%
Alpha Natural Resources, Inc.*	300	6,144

Chevron Corp.	800	52,880
ConocoPhillips	900	36,900
ExxonMobil Corp.	1,936	129,073
Murphy Oil Corp.	1,000	47,710
Occidental Petroleum Corp.	111	6,248
W&T Offshore, Inc.	200	1,856

		280,811
Financials 1.0%
Capital Markets 0.1%
Bank of New York Mellon Corp.	200	5,096
BlackRock, Inc.	100	14,652
The Goldman Sachs Group, Inc.	200	25,700

		45,448
Commercial Banks 0.2%
Comerica, Inc.	1,000	20,980
KeyCorp	1,600	9,840
Marshall & Ilsley Corp.	1,800	10,404
Popular, Inc.	9,000	25,740

		66,964
Consumer Finance 0.0%
AmeriCredit Corp.*	600	6,102
Diversified Financial Services 0.4%
Bank of America Corp.	4,300	38,399
Citigroup, Inc.	3,200	9,760
JPMorgan Chase & Co.	2,100	69,300

		117,459
Insurance 0.1%
Allied World Assurance Co. Holdings Ltd.	800	29,712
CNA Financial Corp.	400	4,788
Hartford Financial Services Group, Inc.	200	2,294
Old Republic International Corp.	900	8,433

		45,227
Real Estate Investment Trusts 0.2%
AMB Property Corp. (REIT)	100	1,909
Equity Residential (REIT)	200	4,578
HCP, Inc. (REIT)	200	4,390
Host Hotels & Resorts, Inc. (REIT)	600	4,614
Public Storage (REIT)	200	13,372
Simon Property Group, Inc. (REIT)	204	10,526
The Macerich Co. (REIT)	100	1,753
Vornado Realty Trust (REIT)	101	4,938

		46,080
Health Care 1.3%
Biotechnology 0.2%
Amgen, Inc.*	500	24,235
Gilead Sciences, Inc.*	800	36,640

		60,875
Health Care Providers & Services 0.4%
Aetna, Inc.	1,022	22,494
Coventry Health Care, Inc.*	900	14,319
Express Scripts, Inc.*	619	39,598
McKesson Corp.	900	33,300

UnitedHealth Group, Inc.	100	2,352
Universal Health Services, Inc. "B"	300	15,120

		127,183
Life Sciences Tools & Services 0.0%
Waters Corp.*	100	4,417
Pharmaceuticals 0.7%
Abbott Laboratories	1,300	54,405
Eli Lilly & Co.	1,664	54,779
Johnson & Johnson	800	41,888
Merck & Co., Inc.	605	14,665
Pfizer, Inc.	4,850	64,796
Watson Pharmaceuticals, Inc.*	200	6,188

		236,721
Industrials 1.1%
Aerospace & Defense 0.5%
General Dynamics Corp.	800	41,336
Lockheed Martin Corp.	700	54,971
Northrop Grumman Corp.	1,000	48,350
Raytheon Co.	300	13,569
United Technologies Corp.	300	14,652

		172,878
Air Freight & Logistics 0.1%
United Parcel Service, Inc. "B"	500	26,170
Commercial Services & Supplies 0.1%
R.R. Donnelley & Sons Co.	1,500	17,475
The Brink's Co.	622	17,634

		35,109
Construction & Engineering 0.1%
Fluor Corp.	400	15,148
Jacobs Engineering Group, Inc.*	100	3,804

		18,952
Machinery 0.2%
AGCO Corp.*	200	4,860
Flowserve Corp.	226	15,345
Oshkosh Corp.	500	4,800
Timken Co.	1,600	25,728

		50,733
Professional Services 0.1%
Manpower, Inc.	1,100	47,399
Road & Rail 0.0%
Ryder System, Inc.	540	14,953
Information Technology 1.7%
Communications Equipment 0.4%
Cisco Systems, Inc.*	2,200	42,504
QUALCOMM, Inc.	1,700	71,944

		114,448
Computers & Peripherals 0.5%
Apple, Inc.*	466	58,637
International Business Machines Corp.	805	83,084
Western Digital Corp.*	475	11,172

		152,893

Electronic Equipment, Instruments & Components 0.2%
Arrow Electronics, Inc.*	600	13,644
Avnet, Inc.*	1,600	35,024
Jabil Circuit, Inc.	247	2,001
Vishay Intertechnology, Inc.*	4,300	25,241

		75,910
Internet Software & Services 0.1%
Google, Inc. "A"*	28	11,087
Sohu.com, Inc.*	200	10,430
VeriSign, Inc.*	700	14,406

		35,923
IT Services 0.2%
Automatic Data Processing, Inc.	400	14,080
Broadridge Financial Solutions, Inc.	1,400	27,090
SAIC, Inc.*	500	9,050

		50,220
Software 0.3%
Microsoft Corp.	5,079	102,900
Symantec Corp.*	400	6,900

		109,800
Materials 0.4%
Chemicals 0.3%
Ashland, Inc.	1,500	32,940
CF Industries Holdings, Inc.	478	34,440
Dow Chemical Co.	1,900	30,400
Terra Industries, Inc.	202	5,353

		103,133
Metals & Mining 0.1%
Cliffs Natural Resources, Inc.	500	11,530
United States Steel Corp.	200	5,310

		16,840
Paper & Forest Products 0.0%
International Paper Co.	600	7,596
Telecommunication Services 0.4%
Diversified Telecommunication Services 0.3%
AT&T, Inc.	1,636	41,914
Verizon Communications, Inc.	2,121	64,351

		106,265
Wireless Telecommunication Services 0.1%
United States Cellular Corp.*	800	27,200
Utilities 0.4%
Electric Utilities 0.2%
American Electric Power Co., Inc.	500	13,190
Duke Energy Corp.	1,100	15,191
Edison International	956	27,256
FirstEnergy Corp.	100	4,090

		59,727
Gas Utilities 0.0%
UGI Corp.	400	9,176
Independent Power Producers & Energy Traders 0.1%
AES Corp.*	500	3,535

Mirant Corp.*	900	11,457

		14,992
Multi-Utilities 0.1%
Consolidated Edison, Inc.	400	14,852
Dominion Resources, Inc.	200	6,032
DTE Energy Co.	200	5,914
PG&E Corp.	100	3,712
Sempra Energy	100	4,602

		35,112
Water Utilities 0.0%
American Water Works Co., Inc.	100	1,800

Total Common Stocks (Cost $3,039,769)		3,057,585
	Principal Amount ($)	Value ($)

Government & Agency Obligation 89.5%
US Treasury Obligation
US Treasury STRIPS, 6.319% **, 11/15/2010 (a) (Cost $26,542,456)	29,214,000	28,873,189
	Shares	Value ($)

Securities Lending Collateral 5.8%
Daily Assets Fund Institutional, 0.66% (b) (c) (Cost $1,875,266)	1,875,266	1,875,266
Cash Equivalents 0.8%
Cash Management QP Trust, 0.46% (b) (Cost $252,606)	252,606	252,606
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $31,710,097) †	105.6	34,058,646
Other Assets and Liabilities, Net	(5.6)	(1,791,644)

Net Assets	100.0	32,267,002

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $31,784,336. At April 30, 2009, net unrealized appreciation for all securities based on tax cost was $2,274,310. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,648,580 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $374,270.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2009 amounted to $1,837,313 which is 5.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities
Level 1	$ 4,932,851
Level 2	29,125,795
Level 3	-
Total	$ 34,058,646

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2010 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2010 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 19, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        June 19, 2009